Consolidated Statements of Convertible Preferred Stock and Stockholders'(Deficit) Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2010 Convertible Preferred Stock Series A-1 Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock Series A-1 Convertible Preferred Stock	Dec. 31, 2012 Convertible Preferred Stock Series B Convertible Preferred Stock	Dec. 31, 2011 Convertible Preferred Stock Series B Convertible Preferred Stock	Dec. 31, 2012 Common Stock
Issuance of stock, price per share (in dollars per share)	$ 1.00	$ 1.00	$ 2.175	$ 2.175
Issuance of stock, offering costs	$ 74	$ 17	$ 110	$ 378	$ 8,847